UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act File Number 811-04010

                                OCM Mutual Fund
               (Exact name of registrant as specified in charter)

                               1536 Holmes Street
                          Livermore, California 94550
              (Address of principal executive offices) (Zip code)


                               Gregory M. Orrell
                         Orrell Capital Management, Inc
                               1536 Holmes Street
                          Livermore, California 94550
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (925) 455-0802

                      Date of fiscal year end: November 30
                     Date of reporting period: May 31, 2011

ITEM 1. REPORT TO STOCKHOLDERS.





                                                            --------------------
                                                               OCM GOLD FUND
                                                            ====================




















                                                              SEMI-ANNUAL REPORT

                                                                 MAY 31, 2011

                                                                 (UNAUDITED)

Dear Fellow Shareholder:

Through May 31, 2011, the first six months of the 2011 fiscal year, the OCM Gold Fund Investor Class declined 1.51% (-5.95% after maximum sales load) and the Advisor Class declined 1.26% compared to -1.18% for the Philadelphia Stock Exchange Gold/Silver Index (XAU)(1) and 15.03% for the S&P 500(2). Your Fund's investment strategy of owning a select portfolio of major, intermediate and junior gold producers has enabled it to outperform the XAU over time, though this strategy caused a slight underperformance to the XAU for the six months ending May 31, 2011. Performance numbers for longer time periods and the periods ending June 30, 2011 are presented in the table below.

MARKET COMMENTARY

In the face of market skepticism, gold prices advanced over $1,500 per ounce in the first half of 2011 on the back of central bank gold purchases and safe haven buying related to social unrest in the Middle East and North Africa. Investors exhibited their apprehension by trimming a net 31 tons of gold bullion from the SPDR Gold Trust exchange traded fund during the period. Mexico was the largest confirmed central bank buyer with 93 tons purchased in February and March with other purchases in the first half announced by Russia, Thailand and Bolivia. The move by central banks to diversify dollar holdings into gold underscores, in our opinion, the growing unease over the prospects of both the U.S. dollar and the euro as a store of value. Chinese central bank monetary policy committee member, Xia Bin, recently urged China to accelerate U.S. dollar diversification of its $3.2 trillion in foreign exchange reserves in order to hedge against what he sees as growing long-term U.S. dollar risk. Interestingly, it was Bin who in December 2010 recommended China increase its gold holdings from its current 1,052 tons to 8,000 tons.

We believe the risk facing U.S. dollar holders is obvious with U.S. indebtedness exploding exponentially as illustrated in the chart below. Some corners of the market have come to the conclusion that further monetary debasement is the only means available to the U.S. to meet its mounting liabilities. The Federal Reserve has given no indication to think otherwise. Federal Reserve Chairman Ben Bernanke confessed to Congress in early July the hurdle for a third round of quantitative easing (QE = money printing) is quite low as the U.S. economy fails to gain traction. "Deflationary risks might re-emerge, implying a need for additional policy support," he said. With the ink barely dry from the end of QE2, it is clear to us that the flood gates have opened to endless rounds of QE to pay for government expenditures. At some point we believe the market will say no more by raising U.S. borrowing costs to untenable levels and thereby forcing a restructuring of the U.S. dollar. The political brinksmanship in Washington is unlikely to lead to a credible fiscal plan as the issues have grown beyond the ability of policymakers, in our opinion. Therefore, we believe the market will ultimately supply the discipline the politicians lack.

                     FEDERAL GOVERNMENT: TOTAL PUBLIC DEBT

chart omitted

                        03/31/1966              320,999
                        03/31/1969              359,546
                        03/31/1972              427,344
                        03/31/1975              509,659
                        03/31/1978              737,951
                        03/31/1984            1,463,741
                        03/31/1987            2,246,724
                        03/31/1990            3,051,958
                        03/31/1993            4,230,580
                        03/31/1996            5,117,786
                        03/31/1999            5,651,615
                        03/31/2002            6,006,032
                        03/31/2005            7,776,939
                        03/31/2008            9,437,594
                        03/31/2011           14,270,114

SOURCE: FEDERAL RESERVE BANK OF SAINT LOUIS

On the other side of the Atlantic, the eurozone debt crisis has moved from the periphery of Greece, Ireland and Portugal to engulf Europe's third and fourth largest economies, Spain and Italy. Italy's finance minister is calling for fiscal union where the debts of member countries become the liability of the entire eurozone. With the German electorate already up in arms over subsidizing the Greek bailout, it is unlikely Germany has the political capacity to be persuaded to go along with such a plan. Moreover, allowing member nations to borrow off the balance sheet of Germany would open the door for further undisciplined borrowing. The options however appear limited. With the future of the euro at stake, we believe the European Central Bank (ECB) is faced with no choice but to enact multiple rounds of quantitative easing to purchase the debt of its most indebted members. There may be no end in sight if the ECB goes down this path, but what choice does it have? The European Union (EU) establishment is unlikely to let European unity die easily and if monetary debasement is the answer, so be it.

With both the dollar and the euro coming unglued at the same time, the lack of a credible alternative is driving diversification into gold and punctuating gold's most important monetary attribute - gold is not someone else's liability. Furthermore, gold is the one monetary asset with enough market depth to handle the flow of funds seeking a safe haven. The Canadian and Australian dollar markets are too small and the same can be said of the Korean won and Swiss franc. The Japanese yen is far from safe with its high debt levels to GDP and need to rebuild after the earthquake. The emerging Asian currencies also offer little refuge with their histories as arch-inflators. Therefore, gold's monetary characteristics will become increasingly appreciated by a wider audience as the dollar and euro become discredited with each round of quantitative easing, in our opinion.

SHARES OF GOLD MINING COMPANIES

Despite gold bullion performing well over the first half of 2011, shares of gold mining companies put in a disappointing performance overall. A number of factors can be pointed to as reasons for the sell-off in shares of gold mining companies that occurred between May 1, 2011 and June 30, 2011. The first would be the anticipation of the end of QE2 on June 30, 2011 and the market believing gold bullion would sell off after QE2 ended. Another factor was the $7 billion acquisition of a copper company by the world's largest gold producer, Barrick Gold Corp. The market began to question if Barrick's move signaled there was little growth left in the gold mining industry with the result being gold mining companies should trade at cash flow multiples closer to base metal producing companies. Both factors acted as short-term catalysts for traders and resulted in negative market momentum forcing share prices to historically low cash flow multiples and price to net asset values. With the second half of the year historically the strongest over the past ten years for gold shares, we believe share prices of gold mining companies overall will reach new highs as the market realizes gold bullion prices will sustain higher levels.

CONCLUSION

The U.S. dollar and more recently the euro have been the twin pillars of international finance. However, economic history has shown that monetary systems ultimately fall prey to the will of politicians' need to appease the electorate in order to maintain power. In our opinion, the currencies of the western world are in the process of being cast aside by the market as realization takes root that monetary debasement is the order of the day. We believe through the process of elimination, gold is emerging as the currency of choice. For those not positioned in gold it is not too late, in our opinion.

We appreciate your shareholding and confidence in the OCM Gold Fund and we look forward to assisting you in meeting your investment objectives. Should you have any questions regarding the Fund or gold, please contact your financial adviser or you may contact us directly at 1-800-779-4681. For questions regarding your account, please contact Shareholder Services at 1-800-628-9403.

Sincerely,


/s/ GREGORY M. ORRELL
----------------------
Gregory M. Orrell
President and Portfolio Manager

JULY 21, 2011

INVESTING IN THE OCM GOLD FUND INVOLVES RISKS INCLUDING THE LOSS OF PRINCIPAL. MANY OF THE COMPANIES IN WHICH THE FUND INVESTS ARE SMALLER CAPITALIZATION COMPANIES WHICH MAY SUBJECT THE FUND TO GREATER RISK THAN SECURITIES OF LARGER, MORE-ESTABLISHED COMPANIES, AS THEY OFTEN HAVE LIMITED PRODUCT LINES, MARKETS OR FINANCIAL RESOURCES AND MAY BE SUBJECT TO MORE-ABRUPT MARKET MOVEMENTS. THE FUND ALSO INVESTS IN SECURITIES OF GOLD AND PRECIOUS METALS WHICH MAY BE SUBJECT TO GREATER PRICE FLUCTUATIONS OVER SHORT PERIODS OF TIME. THE FUND IS A NON-DIVERSIFIED INVESTMENT COMPANY MEANING IT WILL INVEST IN FEWER SECURITIES THAN DIVERSIFIED INVESTMENT COMPANIES AND ITS PERFORMANCE MAY BE MORE VOLATILE. THE FUND CONTAINS INTERNATIONAL SECURITIES THAT MAY PROVIDE THE OPPORTUNITY FOR GREATER RETURN BUT ALSO HAVE SPECIAL RISKS ASSOCIATED WITH FOREIGN INVESTING INCLUDING FLUCTUATIONS IN CURRENCY, GOVERNMENT REGULATION, DIFFERENCES IN ACCOUNTING STANDARDS AND LIQUIDITY.



Investor Class Performance as of May 31, 2011
------------------------------------------------------------------------------------------
                                OCMGX             OCMGX        Philadelphia
                            (without load)     (with load)   Gold Index (XAU)    S&P 500
------------------------------------------------------------------------------------------
Six Months                      (-1.51%)          (-5.95%)     (-1.18%)          15.03%
One Year                         21.09%            15.65%       21.60%           25.95%
3 Year Annualized                13.51%            11.79%        5.81%            0.91%
5 Year Annualized                13.88%            12.84%        9.03%            3.32%
10 Year Annualized               23.96%            23.39%       15.20%            2.64%
------------------------------------------------------------------------------------------
Advisor Class Performance as of May 31, 2011
------------------------------------------------------------------------------------------
                                                 Philadelphia Gold
                               OCMAX              Index (XAU)                  S&P 500
------------------------------------------------------------------------------------------
Six Months                     (-1.26%)             (-1.18%)                    15.03%
One Year                        21.74%               21.60%                     25.95%
Since Inception Annualized*     30.20%               23.70%                     15.00%
------------------------------------------------------------------------------------------
Investor Class Performance as of June 30, 2011
------------------------------------------------------------------------------------------
                               OCMGX              OCMGX       Philadelphia Gold
                            (without load)     (with load)       Index (XAU)    S&P 500
------------------------------------------------------------------------------------------
Six Months                     (-9.57%)          (-13.63%)        (-10.57%)       6.02%
One Year                        12.37%              7.30%           14.74%       30.69%
3 Year Annualized                9.80%              8.13%            1.99%        3.34%
5 Year Annualized               13.15%             12.11%            8.05%        2.94%
10 Year Annualized              23.14%             22.58%           15.59%        2.72%
------------------------------------------------------------------------------------------
Advisor Class Performance as of June 30, 2011
------------------------------------------------------------------------------------------
                                                   Philadelphia Gold
                                 OCMAX                Index (XAU)        S&P 500
------------------------------------------------------------------------------------------
Six Months                      (-9.36%)               (-10.57%)          6.02%
One Year                         12.92%                  14.74%          30.69%
Since Inception Annualized*      22.66%                  18.46%          12.43%
------------------------------------------------------------------------------------------

* INCEPTION: APRIL 1, 2010

THE PERFORMANCE DATA QUOTED ABOVE REPRESENTS PAST PERFORMANCE. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED ABOVE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S TOTAL ANNUAL OPERATING EXPENSES FOR THE OCM GOLD FUND INVESTOR CLASS AND ADVISOR CLASS ARE 1.93% AND 1.34% RESPECTIVELY. PLEASE REVIEW THE FUND'S PROSPECTUS FOR MORE INFORMATION REGARDING THE FUND'S FEES AND EXPENSES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL TOLL-FREE 800-628-9403. THE RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS BUT DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------

(1) The Philadelphia Gold and Silver Index (XAU) is an unmanaged capitalization-weighted index composed of 16 companies on U.S. exchanges involved in the gold and silver mining industry. The index is generally considered as representative of the gold and silver share market.

(2) The S&P 500 Index, a registered trademark of McGraw-Hill Co., Inc. is a market capitalization-weighted index of 500 held common stocks. You cannot invest directly in an index.



                                 OCM GOLD FUND
                     SCHEDULE OF INVESTMENTS - MAY 31, 2011
                                  (UNAUDITED)
--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------
COMMON STOCKS 94.3%
MAJOR GOLD PRODUCERS 32.3%
225,000   AngloGold Ashanti Ltd. ADR ....................            $10,341,000
 75,000   Barrick Gold Corp .............................              3,582,000
270,000   Gold Fields Ltd. ADR ..........................              4,438,800
500,050   Goldcorp, Inc .................................             25,037,503
700,000   Kinross Gold Corp .............................             11,004,000
116,500   Newmont Mining Corp ...........................              6,590,405
                                                                     -----------
                                                                      60,993,708
                                                                     -----------
INTERMEDIATE/MID-TIER GOLD PRODUCERS 31.2%
161,860   Agnico-Eagle Mines Ltd ........................             10,472,342
500,000   Centerra Gold, Inc ............................              9,186,148
550,000   Eldorado Gold Corp ............................              8,739,500
504,800   IAMGOLD Corp ..................................             10,626,040
250,000   Northgate Minerals Corp.* .....................                732,828
140,000   Randgold Resources Ltd. ADR ...................             11,474,400
600,000   Yamana Gold, Inc ..............................              7,710,000
                                                                     -----------
                                                                      58,941,258
                                                                     -----------
JUNIOR GOLD PRODUCERS 9.7%
250,000   Alacer Gold Corp.* ............................              2,407,493
227,000   Argonaut Gold Ltd.* ...........................              1,185,550
250,000   Aurizon Mines Ltd.* ...........................              1,447,500
291,200   Claude Resources, Inc.* .......................                640,198
305,500   Dundee Precious Metals, Inc.* .................              2,651,861
281,011   Kingsgate Consolidated Ltd ....................              2,352,385
200,000   New Gold, Inc.* ...............................              2,020,000
500,000   Petaquilla Minerals Ltd.* .....................                356,092
184,000   Primero Mining Corp.* .........................                820,437
610,000   San Gold Corp.* ...............................              1,958,095
200,000   SEMAFO, Inc.* .................................              1,748,465
255,000   Wesdome Gold Mines Ltd ........................                689,580
                                                                     -----------
                                                                      18,277,656
                                                                     -----------



--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------
EXPLORATION AND DEVELOPMENT COMPANIES 11.7%
  500,000 Amarillo Gold Corp.*+# ........................            $   650,255
  240,000 Andina Minerals, Inc.* ........................                299,737
  400,000 Argentex Mining Corp.* ........................                476,000
2,190,000 Avala Resources Ltd.* .........................              2,780,306
  500,000 B2Gold Corp.* .................................              1,604,996
  331,725 Colt Resources, Inc.* .........................                201,689
  191,200 Edgewater Exploration Ltd.* ...................                175,639
  500,000 Evolving Gold Corp.* ..........................                376,735
   63,500 Goldstone Resources, Inc.* ....................                 50,467
  829,500 Grayd Resource Corp.* .........................              1,558,229
  250,000 Great Basin Gold Ltd.* ........................                515,000
3,500,000 Indochine Mining Ltd.* ........................                915,594
  300,000 MAG Silver Corp.* .............................              3,037,622
  700,000 Millrock Resources, Inc.* .....................                469,629
  146,400 Nevsun Resources Ltd.* ........................                945,744
  295,000 Ocean Park Ventures Corp.* ....................                182,691
  500,000 Peregrine Metals Ltd.* ........................                516,076
  250,000 Perseus Mining Ltd.* ..........................                732,828
  550,000 PMI Gold Corp.* ...............................                340,610
   40,000 Riverstone Resources, Inc.* ...................                 26,010
  300,000 Sabina Silver Corp.* ..........................              2,090,107
  350,000 South American Silver Corp.* ..................                769,469
2,666,000 Sutter Gold Mining, Inc.* .....................                495,309
  100,000 Tahoe Resources, Inc.* ........................              1,969,345
  500,000 Torex Gold Resources, Inc.* ...................                872,168
                                                                     -----------
                                                                      22,052,255
                                                                     -----------
PRIMARY SILVER PRODUCERS 5.7%
225,000   Fortuna Silver Mines, Inc.* ...................              1,223,874
 48,075   Pan American Silver Corp ......................              1,629,262
216,599   Silver Wheaton Corp ...........................              7,990,141
                                                                     -----------
                                                                      10,843,277
                                                                     -----------
OTHER 3.7%
200,000   Altius Minerals Corp.*
 14,800   Franco-Nevada Corp ............................                570,094
 65,000   Royal Gold, Inc ...............................              4,031,300
                                                                     -----------
                                                                       6,975,343
                                                                     -----------
TOTAL COMMON STOCKS
  (Cost $51,031,208) ....................................            178,083,497
                                                                     -----------

                       See notes to financial statements.


                                       5


                                 OCM GOLD FUND
               SCHEDULE OF INVESTMENTS - MAY 31, 2011 (CONTINUED)
                                  (UNAUDITED)
--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS 4.8%
 60,000   SPDR Gold Trust* ..............................            $ 8,978,400
                                                                     -----------
TOTAL EXCHANGE TRADED FUNDS
  (Cost $2,652,600) .....................................              8,978,400
                                                                     -----------

WARRANTS 0.1%
250,000   Amarillo Gold Corp.*+#
            Exercise Price 2.00 CAD, Exp. 8/1/2011 ......                   --
150,000   EMC Metals Corp.*+#
            Exercise Price 3.35 CAD, Exp. 8/15/2011 .....                   --
 37,500   Golden Predator Royalty & Development Corp.*
            Exercise Price 1.34 CAD, Exp. 8/15/2011 .....                  9,290
 33,000   Kinross Gold Corp.*
            Exercise Price $21.29, Exp. 9/17/2014 .......                 84,471
 40,000   Primero Mining Corp.*
            Exercise Price 8.00 CAD, Exp. 7/20/2015 .....                 40,873
100,000   Yukon-Nevada Gold Corp.*
            Exercise Price 3.00 CAD, Exp. 6/20/2012 .....                  1,548
                                                                     -----------
TOTAL WARRANTS
  (Cost $157,410) .......................................                136,182
                                                                     -----------


--------------------------------------------------------------------------------
Shares                                                                   Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 1.3%
2,460,855 UMB Money Market Fiduciary, 0.01% .............            $ 2,460,855
                                                                     -----------
TOTAL SHORT-TERM INVESTMENT
  (Cost $2,460,855) .....................................              2,460,855
                                                                     -----------
TOTAL INVESTMENTS
  (Cost $56,302,073) ..............................100.5%            189,658,934
LIABILITIES LESS OTHER ASSETS .....................(0.5)%               (896,089)
                                                                     -----------
TOTAL NET ASSETS ..................................100.0%           $188,762,845
                                                                    ============

--------

     ADR - American Depository Receipt.

     CAD - Canadian Dollars.

*    Non-income producing security.

+ Illiquid security. Security is valued at fair value in accordance with procedures established by the Fund's Board of Trustees.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with procedures established by the Fund's Board of Trustees.





                       See notes to financial statements.

                                 OCM GOLD FUND
               Schedule of Investments - May 31, 2011 (Continued)
                                  (Unaudited)

At May 31, 2011, restricted securities totaled $650,255 or 0.03% of net assets and consisted of the following securities:

                                   MAY 31, 2011
                                  CARRYING VALUE
ISSUER                               PER UNIT        COST       ACQUISITION DATE
--------------------------------------------------------------------------------
Amarillo Gold Corp.                 1.26 CAD       1.50 CAD         04/27/2011
Amarillo Gold Corp. Warrants
Exercise Price 2.00 CAD,
  Exp. 8/1/2011                        --            --             04/27/2011



                       SUMMARY OF INVESTMENTS BY COUNTRY
                                                              PERCENT OF
COUNTRY                             MARKET VALUE         INVESTMENT SECURITIES
--------------------------------------------------------------------------------
Australia                           $  4,000,807                  2.1%
Canada                               136,866,967                 72.2
Jersey                                11,474,400                  6.0
South Africa                          14,779,800                  7.8
United States(1)                      22,536,960                 11.9
--------------------------------------------------------------------------------
TOTAL                               $189,658,934                100.0%
--------------------------------------------------------------------------------

(1) Includes short-term investments.



                       See notes to financial statements.


                                 OCM GOLD FUND
               STATEMENT OF ASSETS AND LIABILITIES - MAY 31, 2011
                                  (UNAUDITED)

ASSETS:
  Investments in unaffiliated issuers,
   at value (cost $56,302,073) ......................             $189,658,934
  Interest and dividends receivable .................                   58,700
  Receivable from fund shares sold ..................                   24,452
  Prepaid expenses and other assets .................                   27,122
                                                                  ------------
  Total assets ......................................              189,769,208
                                                                  ------------
LIABILITIES:
  Payable from investments purchased ................                  360,254
  Payable from fund shares redeemed .................                   41,001
  Due to investment adviser .........................                  102,515
  Accrued distribution fees .........................                  419,524
  Accrued Trustees' fees ............................                    2,383
  Accrued Chief Compliance Officer fees .............                    3,092
  Accrued expenses and other liabilities ............                   77,594
                                                                  ------------
    Total liabilities ...............................                1,006,363
                                                                  ------------
    Net Assets ......................................             $188,762,845
                                                                  ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, no par value:
   unlimited shares authorized ......................             $ 54,646,589
  Undistributed net investment loss .................               (2,840,792)
  Accumulated net realized gain on investments
   and foreign currency transactions ................                3,600,187
  Net unrealized appreciation on investments
   and foreign currency translations ................              133,356,861
                                                                  ------------
    Net Assets ......................................             $188,762,845
                                                                  ============
CALCULATION OF MAXIMUM OFFERING PRICE:
INVESTOR CLASS:
  Net asset value and redemption price per share ....             $      27.59
  Maximum sales charge (4.50% of offering price) ....                     1.30
                                                                  ------------
  Offering price to public ..........................             $      28.89
                                                                  ------------
  Shares outstanding ................................                6,123,128
                                                                  ============
ADVISOR CLASS:
  Net asset value and redemption price per share ....             $      27.78
                                                                  ------------
  Shares outstanding ................................                  712,732
                                                                  ============

  Total shares outstanding ..........................                6,835,860
                                                                  ============


                       See notes to financial statements.



                                 OCM GOLD FUND
            STATEMENT OF OPERATIONS - SIX MONTHS ENDED MAY 31, 2011
                                  (UNAUDITED)
INVESTMENT INCOME:
  Interest .............................................          $         92
  Dividend (net of foreign withholding
   taxes of $80,429) ...................................               614,890
                                                                  ------------
    Total investment income ............................               614,982
                                                                  ------------
EXPENSES:
  Investment advisory fees .............................               710,119
  Distribution fees - Investor Class ...................               664,399
  Distribution fees - Advisor Class ....................                24,552
  Fund administration and accounting fees ..............               132,284
  Transfer agent fees and expenses .....................                50,663
  Professional fees ....................................                36,509
  Federal and state registration fees ..................                23,205
  Custody fees .........................................                16,291
  Chief Compliance Officer fees ........................                10,939
  Reports to shareholders ..............................                10,256
  Trustees' fees .......................................                 5,069
  Other expenses .......................................                 4,697
                                                                  ------------
    Total expenses .....................................             1,688,983
                                                                  ------------
    Net investment loss ................................            (1,074,001)
                                                                  ------------
REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS:
  Net realized gain on investments and
   foreign currency transactions .......................             4,453,184
  Net change in unrealized appreciation/
   depreciation on investments and foreign
   currency translations ...............................            (6,205,823)
                                                                  ------------
    Net loss on investments ............................            (1,752,639)
                                                                  ------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ...          $ (2,826,640)
                                                                  ============



                       See notes to financial statements.



                                 OCM GOLD FUND
                      STATEMENTS OF CHANGES IN NET ASSETS


                                                  SIX MONTHS ENDED  YEAR ENDED
                                                    MAY 31, 2011     NOV. 30,
                                                    (UNAUDITED)        2010
                                                 ----------------  ------------
OPERATIONS:
  Net investment loss ...........................  $ (1,074,001)   $ (2,494,867)
  Net realized gain on investments and
   foreign currency transactions ................     4,453,184      16,484,021
  Net change in unrealized appreciation/
   depreciation on investments
   and foreign currency translations ............    (6,205,823)     27,102,212
                                                   ------------    ------------
  Net increase/(decrease) in net assets
   resulting from operations ....................    (2,826,640)     41,091,366
                                                   ------------    ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS:
  INVESTOR CLASS:
   Distributions paid from net realized gains ...   (14,401,514)     (3,437,477)
                                                   ------------    ------------
   Total distributions ..........................   (14,401,514)     (3,437,477)
                                                   ------------    ------------
  ADVISOR CLASS:
   Distributions paid from net realized gains ...    (1,674,355)           --
                                                   ------------    ------------
   Total distributions from Advisor Class .......    (1,674,355)           --
                                                   ------------    ------------
   Total distributions ..........................   (16,075,869)     (3,437,477)
                                                   ------------    ------------
FUND SHARE TRANSACTIONS:
  INVESTOR CLASS:
   Net proceeds from shares sold ................     4,489,745      12,629,462
   Distributions reinvested .....................    13,629,588       3,215,985
   Payment for shares redeemed(1) ...............    (7,975,207)    (33,353,842)
                                                   ------------    ------------
   Net increase/(decrease) in net assets
   from Investor Class share transactions .......    10,144,126     (17,508,395)
                                                   ------------    ------------
  ADVISOR CLASS(2):
  Net proceeds from shares sold .................       573,723      16,668,622
  Distributions reinvested ......................     1,471,590            --
  Payment for shares redeemed(3) ................      (712,229)       (459,104)
                                                   ------------    ------------
  Net increase in net assets from
   Advisor Class share transactions .............     1,333,084      16,209,518
                                                   ------------    ------------
  Net increase/(decrease) in net assets
   from Fund share transactions .................    11,477,210      (1,298,877)
                                                   ------------    ------------
TOTAL INCREASE/(DECREASE) IN NET ASSETS .........    (7,425,299)     36,355,012




                       See notes to financial statements.



                                 OCM GOLD FUND
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                             SIX MONTHS ENDED      YEAR ENDED
                                               MAY 31, 2011         NOV. 30,
                                               (UNAUDITED)            2010
                                              ------------       ------------
NET ASSETS, BEGINNING OF PERIOD ........      $196,188,144       $159,833,132
                                              ------------       ------------
NET ASSETS, END OF PERIOD ..............      $188,762,845       $196,188,144
                                              ============       ============
UNDISTRIBUTED NET INVESTMENT LOSS ......      $ (2,840,792)      $ (1,766,791)
                                              ============       ============
TRANSACTIONS IN SHARES:
  INVESTOR CLASS:
   Shares sold .........................           160,137            503,451
   Shares issued on reinvestment
    of distributions ...................           486,945            145,850
   Shares redeemed .....................          (281,868)        (1,368,512)
                                              ------------       ------------
   Net increase/(decrease) in
    Investor Class shares outstanding ..           365,214           (719,211)
                                              ============       ============
  ADVISOR CLASS(2):
   Shares sold .........................            20,423            680,567
   Shares issued on reinvestment
    of distributions ...................            52,332               --
   Shares redeemed .....................           (25,114)           (15,476)
                                              ------------       ------------
   Net increase in Advisor Class
    shares outstanding. ................            47,641            665,091
                                              ============       ============
   Net increase/(decrease) in Fund
    shares outstanding .................           412,855            (54,120)
                                              ============       ============

-----------

(1)  Net of redemption fees of $3,098 and $12,463, for the six months ended May
     31, 2011 and year ended November 30, 2010, respectively.

(2)  Inception date of the Advisor Class was April 1, 2010.

(3) Net of redemption fees of $366 and $289, for the six months ended May 31, 2011 and period ended November 30, 2010, respectively.

                       See notes to financial statements.

                                 OCM GOLD FUND
                  NOTES TO FINANCIAL STATEMENTS - MAY 31, 2011
                                  (UNAUDITED)

NOTE 1. ORGANIZATION

     OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

     Under FAIR VALUE MEASUREMENTS AND DISCLOSURES, various inputs are used in determining the value of the Fund's investments. These inputs are summarized into three broad levels as described below:

     o    Level 1 - quoted prices in active markets for identical securities

     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

                                 OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2011 (CONTINUED)
                                  (UNAUDITED)

     The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2011, in valuing the Fund's assets:

---------------------------------------------------------------------------------------------
SECTOR                                         LEVEL 1       LEVEL 2     LEVEL 3     TOTAL
---------------------------------------------------------------------------------------------
COMMON STOCKS
---------------------------------------------------------------------------------------------
  Major Gold Producers ...................  $ 60,993,708  $       --    $   --    $60,993,708
---------------------------------------------------------------------------------------------
  Intermediate/Mid-Tier Gold Producers ...    58,941,258          --        --     58,941,258
---------------------------------------------------------------------------------------------
  Junior Gold Producers ..................    18,277,656          --        --     18,277,656
---------------------------------------------------------------------------------------------
  Exploration and Development Companies ..    21,402,000       650,255      --     22,052,255
---------------------------------------------------------------------------------------------
  Primary Silver Producers ...............    10,843,277          --        --     10,843,277
---------------------------------------------------------------------------------------------
  Other ..................................     6,975,343          --        --      6,975,343
---------------------------------------------------------------------------------------------
EXCHANGE TRADED FUND .....................     8,978,400          --        --      8,978,400
---------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT ....................     2,460,855          --        --      2,460,855
---------------------------------------------------------------------------------------------
WARRANTS
---------------------------------------------------------------------------------------------
  Major Gold Producers ...................        84,471          --        --         84,471
---------------------------------------------------------------------------------------------
  Junior Gold Producers ..................        42,421          --        --         42,421
---------------------------------------------------------------------------------------------
  Exploration and Development Companies ..         9,290          --        --          9,290
---------------------------------------------------------------------------------------------
TOTAL ....................................  $189,008,679  $    650,255  $   --   $189,658,934
---------------------------------------------------------------------------------------------

     At May 31, 2011 Level 2 securities consisted of a security exempt from registration under rule 144A of the Securities Act of 1933. Such securities are categorized as Level 2 until the respective security's restriction period ends and meets the necessary requirements to be categorized as Level 1. There were no other significant transfers between each of the three levels.

     FOREIGN CURRENCY - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations for the six months ended May 31, 2011 are included within the realized and unrealized gain/loss on investments section of the Statement of Operations.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. Such fluctuations for the six months ended May 31, 2011 are included within the realized and unrealized gain/ loss on investments section of the Statement of Operations.

     FEDERAL INCOME TAXES - The Fund complies with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

                                 OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2011 (CONTINUED)
                                  (UNAUDITED)

     The Income Tax Statement requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund's tax returns to determine whether these positions meet a "more-likely-than-not" standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the "more-likely-than-not" recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

     The Income Tax Statement requires management of the Fund to analyze all open tax years, fiscal years 2007-2010 as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six months ended May 31, 2011, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

     SHARE CLASSES - The Fund offers two classes of shares, Investor Class and Advisor Class. The outstanding shares of the Fund on April 1, 2010 were renamed "Investor Class shares." The Advisor Class shares commenced operations on April 1, 2010. The two classes represent interests in the same portfolio of investments and have the same rights. Investor Class shares are subject to an annual 12b-1 fee of up to 0.99% of the Fund's average daily net assets allocable to Investor Class shares, whereas Advisor Class shares are subject to an annual 12b-1 fee of up to 0.25% of the Fund's average daily net assets allocable to Advisor Class shares. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

     DISTRIBUTIONS TO SHAREHOLDERS - The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

     REDEMPTION FEE - A 1.50% redemption fee is retained by the Fund to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held less than three months from their purchase date. The Fund records the fee as a reduction of shares redeemed and as a credit to paid-in-capital. For the six months ended May 31, 2011, the Investor Class and the Advisor Class received $3,098 and $366 in redemption fees, respectively.

     GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     DERIVATIVE INSTRUMENTS - Equity securities in the gold mining industry, particularly the smaller companies, may occasionally issue warrants as part of their capital structure. A warrant gives the holder the right to purchase the underlying equity at the exercise price until the expiration date of the warrant. The Fund may hold such warrants for exposure to smaller companies in the portfolio or other reasons associated with the Fund's overall objective of long-term growth, though warrants will typically not be a significant part of the Fund's portfolio. The Fund's maximum risk in holding warrants is the loss of the entire amount paid for the warrants. The Fund acquired 1 warrant during the six months ended May 31, 2011, which was received as part of a purchase of the same company's common stock. At May 31, 2011, the Fund held warrants as listed on the Schedule of Investments.

     SUBSEQUENT EVENTS - Management has evaluated subsequent events and determined there were no subsequent events that require recognition or disclosure in the financial statements.

                                 OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2011 (CONTINUED)
                                  (UNAUDITed)

NOTE 3. INVESTMENT ADVISORY AGREEMENT

     The Fund has an investment advisory agreement with Orrell Capital Management, Inc. ("OCM"). Under the agreement, the Fund pays OCM a fee computed daily and payable monthly, at the following annual ratesbased upon average daily net assets:

                ASSETS                                         FEE RATE
                $0 to $50 million ............................  1.000%
                $50 million to $75 million ...................  0.875%
                $75 million to $100 million ..................  0.750%
                $100 million to $150 million .................  0.625%
                $150 million to $200 million .................  0.500%
                Over $200 million ............................  0.375%

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan authorizes the Fund to reimburse the distributor for marketing expenses incurred in distributing shares of the Fund, including the cost of printing sales material and making payments to dealers of the Fund's Investor Class and Advisor Class, in any fiscal year, subject to limits of 0.99% and 0.25%, respectively, of the average daily net assets of each respective class. For the six months ended May 31, 2011, the Investor Class and the Advisor Class accrued $664,399 and $24,552, respectively, in expenses under the Plan.

NOTE 5. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended May 31, 2011 were $5,103,200 and $12,098,811, respectively. There were no purchases or sales of U.S. government obligations.

NOTE 6. FEDERAL INCOME TAX INFORMATION

     At May 31, 2011, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

           Cost of investments .............................  $ 59,041,589
                                                              ============
           Unrealized appreciation .........................  $132,319,357
           Unrealized depreciation .........................    (1,702,012)
                                                              ------------
           Net unrealized appreciation on investments ......  $130,617,345
                                                              ============

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").

     The tax character of distributions paid during the fiscal years ended November 30, 2010 and 2009 was as follows:

                                                     2010          2009
                                                  ----------     --------
       Ordinary income .....................      $     --       $   --
       Net long-term capital gains .........       3,437,477      205,832
                                                  ----------     --------
       Total distributions .................      $3,437,477     $205,832
                                                  ==========     =========

                                 OCM GOLD FUND
            NOTES TO FINANCIAL STATEMENTS - MAY 31, 2011 (CONTINUED)
                                  (UNAUDITED)

     As of November 30, 2010 the components of accumulated earnings on a tax basis were as follows:

      Undistributed ordinary income .................        $       --
      Undistributed long-term gains .................          15,529,514
                                                             ------------
      Tax accumulated earnings ......................          15,529,514
      Accumulated capital and other losses ..........                --
      Unrealized appreciation on investments ........         137,489,251
                                                             ------------
      Total accumulated earnings ....................        $153,018,765
                                                             ============

NOTE 7. CONCENTRATION OF RISK

     Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting, and disclosure requirements than domestic issuers.

     As the Fund concentrates its investments in the gold mining industry, a development adversely affecting the industry (for example, changes in the mining laws which increases production costs or a significant decrease in the market price of gold) would have a greater adverse effect on the Fund than it would if the Fund invested in a number of different industries.




                                                    OCM GOLD FUND
                                         FINANCIAL HIGHLIGHTS INVESTOR CLASS


                                          SIX MONTHS          YEAR      YEAR         YEAR       YEAR         YEAR
                                            ENDED           ENDED      ENDED        ENDED      ENDED        ENDED
                                         MAY 31, 2011      NOV. 30,   NOV. 30,     NOV. 30,   NOV. 30,     NOV. 30,
                                          (UNAUDITED)        2010       2009         2008       2007        2006
                                         --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period .....  $  30.53       $  24.68    $  12.35    $ 21.49    $  20.44    $  12.85
                                            --------       --------    --------    -------    --------    --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ......................     (0.15)         (0.43)      (0.29)     (0.31)      (0.27)      (0.29)
Net realized and unrealized gain/(loss)
  on investments and foreign
  currency transactions ..................     (0.28)          6.81       12.65      (7.41)       3.06        7.88
                                            --------       --------    --------    -------    --------    --------
Total from investment operations .........     (0.43)          6.38       12.36      (7.72)       2.79        7.59
                                            --------       --------    --------    -------    --------    --------
LESS DISTRIBUTIONS:
Dividends from net investment income .....      --             --          --         --          --          --
Distribution from net realized gains .....     (2.51)         (0.53)      (0.03)     (1.42)      (1.74)       --
                                            --------       --------    --------    -------    --------    --------
Total distributions ......................     (2.51)         (0.53)      (0.03)     (1.42)      (1.74)       --
                                            --------       --------    --------    -------    --------    --------
Net asset value, end of period ...........  $  27.59       $  30.53    $  24.68    $ 12.35    $  21.49    $  20.44
                                            ========       ========    ========    =======    ========    ========
TOTAL RETURN* ............................     (1.51)%(1)     26.70%     100.14%    (38.55)%     15.64%      59.07%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .....  $168,960       $175,802    $159,833    $78,652    $136,241    $119,756
Ratio of expenses to
  average net assets .....................      1.83%(2)       1.93%       1.94%      1.99%       1.93%       2.07%
Ratio of net investment loss to
  average net assets .....................     (1.18)%(2)     (1.57)%     (1.59)%    (1.58)%     (1.51)%     (1.64)%
Portfolio turnover rate ..................         3%(1)         12%          6%         5%         11%         20%

--------
*   Assumes no sales charge.
(1) Not annualized for periods less than one year.
(2) Annualized for periods less than one year.


                       See notes to financial statements.




                                 OCM GOLD FUND
                       FINANCIAL HIGHLIGHTS ADVISOR CLASS

                                                   SIX MONTHS   FOR THE PERIOD
                                                      ENDED    APRIL 1, 2010#-
                                                  MAY 31, 2011   NOVEMBER 30,
                                                   (UNAUDITED)      2010
                                                  -----------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period .............  $ 30.65       $ 22.24
                                                    -------       -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ..............................    (0.10)        (0.13)
Net realized and unrealized gain/(loss)
  on investments and foreign
  currency transactions ..........................    (0.26)         8.54
                                                    -------       -------
Total from investment operations .................    (0.36)         8.41
                                                    -------       -------
LESS DISTRIBUTIONS:
Dividends from net investment income .............     --            --
Distribution from net realized gains .............    (2.51)         --
                                                    -------       -------
Total distributions ..............................    (2.51)         --
                                                    -------       -------
Net asset value, end of period ...................  $ 27.78       $ 30.65
                                                    =======       =======

TOTAL RETURN .....................................    (1.26)%(1)    37.81%(1)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) .............  $19,803       $20,386
Ratio of expenses to average net assets ..........     1.30%(2)      1.34%(2)
Ratio of net investment loss to average net assets    (0.65)%(2)    (0.98)%(2)
Portfolio turnover rate ..........................        3%(1)        12%(1)

#   Inception date of Advisor Class.
(1) Not annualized for periods less than one year.
(2) Annualized for periods less than one year.



                       See notes to financial statements.

                                 OCM GOLD FUND
              EXPENSE EXAMPLE - FOR THE PERIOD ENDED MAY 31, 2011
                                  (UNAUDITED)

      As a shareholder of the OCM Gold Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees on certain redemptions; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2010 to May 31, 2011 (the "period").

ACTUAL EXPENSES

      The first lines of the tables below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the periods.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the tables below provide information about hypothetical account values and hypothetical expenses based on each class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the classes of the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the tables are useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.


EXPENSES PAID DURING THE PERIOD
                                                                   EXPENSES PAID
                              BEGINNING           ENDING            DURING THE
                            ACCOUNT VALUE      ACCOUNT VALUE       PERIOD ENDED
                          DECEMBER 1, 2010     MAY 31, 2011        MAY 31, 2011*
                          ----------------     -------------      --------------
INVESTOR CLASS
Actual                      $ 1,000.00           $  984.90           $ 9.04
Hypothetical (5% return
  before expenses)            1,000.00            1,015.89             9.18

ADVISOR CLASS
Actual                        1,000.00              987.40             6.44
Hypothetical (5% return
  before expenses)            1,000.00            1,018.52             6.54

---------

* Expenses are equal to the Investor Class' and Advisor Class' annualized expense ratios of 1.83% and 1.30%, respectively, for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

chart omitted

                                 OCM GOLD FUND
             INVESTMENTS BY SECTOR (UNAUDITED) - AS OF MAY 31, 2011
                         AS A PERCENTAGE OF NET ASSETS

        Major Gold Producers                    32.4%

        Intermediate/Mid-Tier Gold Producers    31.2%

        Exploration and Development Companies   11.7%

        Junior Gold Producers                    9.7%

        Primary Silver Producers                 5.7%

        Exchange Traded Funds                    4.8%

        Other                                    3.7%

        Cash and Other Assets                    0.8%

     A description of the Fund's proxy voting policies and procedures and a record of the Fund's proxy votes for the year ended June 30, 2010 are available without charge, upon request by calling toll free 1-800-779-4681 and on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov.

     The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the EDGAR database on the SEC's website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                 OCM Gold Fund
                                Distributed by:

                       Northern Lights Distributors, LLC
                                4020 South 147th
                             Street Omaha, NE 68137           1601-NLD-7/26/2011

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

The schedules of investments in securities in unaffiliated issuers are included as part of the reports to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS

As of the end of the period covered by this report, the registrant had not adopted any procedures by which shareholders may recommend nominees to the registrant's Board of Directors.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  Not applicable.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics - Not applicable.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By:  /s/ Gregory M. Orrell
     ----------------------
         Gregory M. Orrell
         President

Date: July 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Gregory M. Orrell
     ----------------------
         Gregory M. Orrell
         President

Date: July 26, 2011

By:  /s/ Jacklyn Orrell
     -------------------
         Jacklyn Orrell
         Secretary and Treasurer

Date: July 26, 2011